Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	PFM Multi-Manager Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001696729
Document Creation Date	dei_DocumentCreationDate	Jan. 03, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 03, 2018
Prospectus Date	rr_ProspectusDate	Dec. 29, 2017